Additional Information	12 Months Ended
Dec. 31, 2012
Additional Information

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2011	2012
ASSETS

Current assets:
Cash and cash equivalents	$102	$1
Amounts due from subsidiaries	106,927	107,098

Total current assets	107,029	107,099

Investment in subsidiaries	199,707	200,872

TOTAL ASSETS	$306,736	$307,971

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$1,553	$1,687

Total current liabilities	1,553	1,687

Equity:
Ordinary shares of par value $0.00002:
50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2011 and 2012, respectively	16	16
Additional paid-in capital	141,667	142,837
Accumulated other comprehensive income	43,597	46,822
Retained earnings	119,903	116,609

Total equity	305,183	306,284

TOTAL LIABILITIES AND EQUITY	$306,736	$307,971

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2010	2011	2012

Net revenues	$—	$—	$—

Operating expenses:
General and administrative	(177)	(1,242)	(655)
Selling and marketing	—	(344)	(198)
Research and development	—	(615)	(355)

Total operating expenses	(177)	(2,201)	(1,208)

Other operating income	—	—	124

Loss from operations	(177)	(2,201)	(1,084)
Equity in earnings of subsidiaries	28,247	29,567	(2,060)
Change in fair value of the Put Option	(123)	(150)	(150)
Change in fair value of contingent acquisition consideration	(107)	(89)	—

Income before income taxes	27,840	27,127	(3,294)
Income taxes	—	—	—

Net income	$27,840	$27,127	$(3,294)

Other comprehensive income (loss), net of tax	—	—	—

Comprehensive income	$27,840	$27,127	$(3,294)

Share based compensation expenses:
General and administrative	1	1,213	617
Selling and marketing	—	344	198
Research and development	—	615	355

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Ordinary shares		Additional paid-in capital	Treasury stock	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Number	Amount

Balance at January 1, 2010	650,156,045	$13	$113,657	$(199)	$23,863	$64,936	$202,270
Issue of ordinary shares for acquisition of Citylead	65,934,066	1	12,834	—	—	—	12,835
Cancellation of treasury stock	(918,000)	—	(199)	199	—	—	—
Conversion of the Convertible Notes	78,814,628	2	13,202	—	—	—	13,204
Foreign currency translation adjustments	—	—	—	—	7,235	—	7,235
Vesting of nonvested shares	16,454	—	—	—	—	—	—
Share-based compensation	—	—	1	—	—	—	1
Net income	—	—	—	—	—	27,840	27,840

Balance at December 31, 2010	794,003,193	16	139,495	—	31,098	92,776	263,385
Foreign currency translation adjustments	—	—	—	—	12,499	—	12,499
Share-based compensation	—	—	2,172	—	—	—	2,172
Net income	—	—	—	—	—	27,127	27,127

Balance at December 31, 2011	794,003,193	16	141,667	—	43,597	119,903	305,183
Foreign currency translation adjustments	—	—	—	—	3,225	—	3,225
Share-based compensation	—	—	1,170	—	—	—	1,170
Net loss	—	—	—	—	—	(3,294)	(3,294)

Balance at December 31, 2012	794,003,193	$16	$142,837	$—	$46,822	$116,609	$306,284

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2010	2011	2012
Operating activities:
Net income (loss)	$27,840	$27,127	$(3,294)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1	2,172	1,170
Change in fair value of the Put Option	123	150	150
Gain on investment in subsidiaries and VIE	(21,997)	(29,459)	2,060
Change in operating assets and liabilities:
Amounts due from subsidiaries	(6,190)	103	(321)
Prepaid expenses and other current assets	48	39	—
Accrued expenses and other current liabilities	99	(103)	134

Net cash used in operating activities	(76)	29	(101)

Investing activity
Cash consideration paid for business acquisition of Citylead	(500)	—	—

Net cash used in investing activity	(500)	—	—

Financing activity
Repurchase of ordinary shares from market	—	—	—

Net cash used in financing activity	—	—	—

Net (decrease) increase in cash and cash equivalents	(576)	29	(101)
Cash and cash equivalents at the beginning of the year	649	73	102

Cash and cash equivalents at the end of the year	$73	$102	$1

NOTES TO THE CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

1.	BASIS FOR PREPARATION

The Condensed Financial Information of the Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiaries and variable interest entity.

Comprehensive income includes net income and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries and its variable interest entity are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and variable interest entity are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and variable interest entity is reported as earnings from subsidiaries and variable interest entity in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.